DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Schedule Of Maturities Of Time Deposits
At December 31, 2016, the scheduled maturities of time deposits included in interest-bearing deposits were as follows (in thousands):

Year	Amount

2017	$124,729
2018	39,609
2019	38,530
2020	11,690
2021	8,459
Thereafter	-
$223,017